PRIVATE PLACEMENT	11 Months Ended
Dec. 31, 2021
CIK 0001844840 Artisan Acquisition Corp
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 5,333,333 warrants at a price of $1.50 per warrant in a private placement (the “Private Placement Warrants”) to the Sponsor, generating gross proceeds of $8,000,000. Each Private Placement Warrant is exercisable to purchase one Class A ordinary share at a price of $11.50 per share. The proceeds from the sale of the Private Placement Warrants were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.

Simultaneously with the closing of the exercise of the over-allotment option, the Company consummated the sale of 524,565 additional Private Placement Warrants at a purchase price of $1.50 per Private Placement Warrant in a private placement to the Sponsor, generating gross proceeds of $786,847.